Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Other Assets [Abstract]
Summary Of Non-Current Other Assets

	2011	2010

Real Estate	$173,077	$168,001
Unamortized debt expense	11,454	16,125
Restricted cash	64,609	90,587
Prepaid mining interest	139,572	153,210
Other	18,658	17,865
	$407,370	$445,788